UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress All Cap Opportunity Fund

SEMI-ANNUAL REPORT

June 30, 2013

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1

Sector Allocation	5

Schedule of Investments

Congress Large Cap Growth Fund	6

Congress Mid Cap Growth Fund	8

Congress All Cap Opportunity Fund	10

Statements of Assets and Liabilities	12

Statements of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	20

Notes to Financial Statements	26

Expense Example	36

Additional Information	39

Privacy Notice	Inside Back Cover

Semi-Annual Letter to Mutual Fund Shareholders
For the period January 1, 2013 to June 30, 2013

General Market Commentary:

After a strong start to 2013, the equity markets, as measured by the S&P 500® Index, carried positive momentum into the 2nd quarter.  Investors appeared particularly interested in income-oriented stocks, preferring dividend yields which exceeded the 10 year U.S. Treasury rate.  Essentially, with the Federal Reserve active in bond buying to keep interest rates low, investors sought out areas of the stock market to capture yields which were difficult to find in fixed income.  This strategy seemed a reasonable trade-off with the 10 year Treasury yield reaching 1.61% in early May.  The rally dissipated, however, for both stocks and bonds, following Chairman Bernanke’s remarks outlining a possible end to quantitative easing in 2014.  In anticipation of higher interest rates, stocks retreated and the 10 year Treasury sold off to finish June with a yield near 2.48%.  Despite the increased volatility in the quarter, stocks ended the first half of the year decidedly positive.

The powerful stimulus of aggressive monetary policy is still officially in effect, but is fading as the U.S. economy shows more evidence of sustainable growth. Even a modest step the direction of monetary policy sends chills through the financial markets. Strong growth in emerging markets, as measured by the MSCI Emerging Markets Index, is showing signs of faltering. The result of some of these changes is a possible return to the high volatility that we experienced during the early years of the recovery. The increase in open market rates since May reflects the increased volatility. Housing is one of the primary drivers for a sustainable and improving U.S. economy. Most housing metrics continue to show positive improvements.  Employment and consumer sentiment are also improving.  All important elements as the economic expansion moves forward.

Performance Highlights:

Large Cap Growth

For the 6 month period from January 1, 2013 to June 30, 2013, the Fund’s Class R and I shares returned 7.44% and 7.69% respectively compared with 11.80% for the Russell 1000® Growth Index.

Mid Cap Growth

For the 6 month period from January 1, 2013 to June 30, 2013, the Fund’s Class R and I shares returned 13.09% and 13.27% respectively compared with 14.70% for the Russell Midcap® Growth Index.

All Cap Opportunity

For the 6 month period from January 1, 2013 to June 30, 2013, the Fund’s Class R and I shares returned 9.33% and 9.62% respectively compared with 14.06% for the Russell 3000® Index.

Portfolio Commentary:

Large Cap Growth

The portfolio is diversified among eight of the ten S&P 500® Index sectors.  Each sector contributed positively for the period with the consumer discretionary sector led by VF Corporation (+27%) and Dollar Tree (+25%) providing the largest absolute return.  Technology remains the largest sector representing 23.6% of the portfolio.  Energy was the weakest of the sectors as Exxon and Schlumberger, two of the largest energy companies, provided positive albeit smaller returns of about 3.5% each.  Recent additions to the portfolio include Chipotle Mexican Grill and Celgene.  Chipotle operates about 1400 Mexican themed restaurants in the US and is poised to expand as the concept has proven very popular among consumers.  Celgene is a global biotechnology company best known for its blockbuster drug Revlimid. The company also has a strong new drug pipeline.

Mid Cap Growth

According to Bank of America Merrill Lynch Research, nearly 75% of all Mid Cap Growth mutual funds trailed the Russell Midcap® Growth Index for the 6 months ended June 30, 2013.  Our Fund was part of the majority that underperformed the benchmark.  Security selection in Consumer Staples and Discretionary has been a detractor so far this year.  Ingredion, a recent addition faced a rapidly deteriorating environment in Argentina.  Also high corn prices and low sugar prices have led some manufacturers to substitute sugar for Ingredion’s high fructose corn syrup.  As a group, security selection within the Industrial Sector was a positive factor in the first half of 2013.  Core Labs and Oceaneering International led the portfolio with strong performance.

All Cap Opportunity

For the reported period, the Fund experienced strong positive performance in certain stocks which was offset by some weaker performing holdings.  For example, Life Technologies, a company that offers DNA sequencing and other services rose over 80% after it was announced that Thermo Electron would purchase the company.  Another strong performer was Fortune Brands Home & Security stock, increasing over 20% as the housing market continued to gain confidence in its recovery.  On the other hand, offsetting these gains were stocks like Iron Mountain, the document storage provider.  The company’s plan to convert to a Real Estate Investment Trust, or REIT, were delayed pending an unexpected decision by the IRS to review the approval process.  Recent additions to the portfolio include Valeant Pharmaceuticals International.  This Canadian company has been aggressively acquiring other pharma companies, and has a strong record of successfully integrating them to grow profits.  New addition Starz is the premium content pay-per-view media company that was spun off from Liberty Media, and is considered one of the most valuable assets of the former parent company.

In Closing:

Thank you for the confidence you place in us and for your investment in the Funds.  We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Peter C. Andersen, CFA	Todd Solomon, CFA
Large Cap Growth	All Cap Opportunity	Mid Cap Growth

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in small and mid-sized companies involve additional risk such as limited liquidity and greater volatility than larger companies.

The Congress All Cap Opportunity Fund may invest in debt securities which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

The Congress Large Cap Growth Fund may invest in Exchange Traded Funds (ETFs), which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Diversification does not assure a profit or protect against loss is a declining market.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The MSCI Emerging Market Index is a float-adjusted market capitalization index that consists of indices in 21 emerging economies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.  The Russell 1000® Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Midcap® Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe.  The Russell 3000® Index measures performance of the largest 3,000 U.S. companies representing approximately 98% of the U.S. Equity Universe.  One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investment in this report.

Congress Funds are distributed by Quasar Distributors, LLC.

CONGRESS FUNDS

SECTOR ALLOCATION at June 30, 2013 (Unaudited)

Congress Large Cap Growth Fund

Sector	Percent of Net Assets
Information Technology	23.6%
Consumer Discretionary	17.4%
Industrials	12.0%
Health Care	11.8%
Financials	10.4%
Consumer Staples	9.5%
Energy	7.4%
Materials	4.8%
Cash*	3.1%
Net Assets	100.0%

*	Cash Equivalents and Liabilities in Excess of Other Assets.
Congress Mid Cap Growth Fund

Sector	Percent of Net Assets
Industrials	21.1%
Consumer Discretionary	19.5%
Information Technology	19.1%
Health Care	12.7%
Financials	7.4%
Consumer Staples	7.3%
Energy	5.2%
Materials	4.6%
Cash*	3.1%
Net Assets	100.0%

*	Cash Equivalents and Other Assets in Excess of Liabilities.

Congress All Cap Opportunity Fund

Sector	Percent of Net Assets
Consumer Discretionary	24.7%
Industrials	20.2%
Information Technology	15.5%
Energy	12.1%
Financials	8.6%
Health Care	8.4%
Consumer Staples	4.1%
Materials	4.0%
Cash*	2.4%
Net Assets	100.0%

*	Cash Equivalents and Liabilities in Excess of Other Assets.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS: 94.4%

Capital Goods: 9.7%
5,225	Cummins, Inc.	$566,704
12,800	Fastenal Co.	586,880
2,700	Precision
	Castparts Corp.	610,227
6,175	United
	Technologies Corp.	573,904
		2,337,715
Consumer Durables
& Apparel: 2.6%
3,300	V.F. Corp.	637,098

Consumer Services: 2.5%
1,625	Chipotle Mexican
	Grill, Inc.*	592,069

Diversified Financials: 5.4%
8,300	American Express Co.	620,508
32,000	The Charles
	Schwab Corp.	679,360
		1,299,868

Energy: 7.4%
6,550	Exxon Mobil Corp.	591,792
10,000	Noble Energy, Inc.	600,400
8,200	Schlumberger Ltd.	587,612
		1,779,804

Food, Beverage & Tobacco: 4.8%
14,700	The Coca Cola Co.	589,617
19,900	Mondelez
	International, Inc.	567,747
		1,157,364

Health Care Equipment
& Services: 2.5%
10,750	Amerisourcebergen
	Corp.	600,173

Household & Personal
Products: 4.7%
10,400	Colgate-Palmolive Co.	595,816
8,300	Estée Lauder Companies,
	Inc. - Class-A	545,891
		1,141,707
Insurance: 2.5%
7,450	The Travelers
	Companies, Inc.	595,404

Materials: 4.8%
6,000	Monsanto Co.	592,800
4,950	Praxair, Inc.	570,042
		1,162,842
Media: 4.9%
14,100	Comcast Corp.	590,508
9,500	The Walt Disney Co.	599,925
		1,190,433

Pharmaceuticals, Biotechnology
& Life Sciences: 9.3%
5,625	Allergan, Inc.	473,850
5,025	Celgene Corp.*	587,473
7,000	Johnson & Johnson	601,020
4,800	Perrigo Co.	580,800
		2,243,143

Retailing: 7.4%
11,800	Dollar Tree, Inc.*	599,912
7,600	Home Depot, Inc.	588,772
12,000	The TJX
	Companies, Inc.	600,720
		1,789,404

Software & Services: 16.9%
8,300	Accenture PLC	597,268
13,240	Adobe Systems, Inc.*	603,214
9,425	Citrix Systems, Inc.*	568,610
10,650	eBay, Inc.*	550,818
700	Google, Inc.*	616,259
2,850	International Business
	Machines Corp.	544,664
3,300	Visa, Inc.	603,075
		4,083,908

Technology Hardware &
Equipment: 6.6%
1,365	Apple, Inc.	540,649
21,500	EMC Corp.*	507,830
9,125	QUALCOMM, Inc.	557,355
		1,605,834

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited) (Continued)

Shares		Value

Transportation: 2.4%
5,900	Canadian National
	Railway Co.	$573,893

	TOTAL COMMON STOCKS
(Cost $19,502,542)		22,790,659

	REAL ESTATE
	INVESTMENT TRUST: 2.5%
8,400	American Tower Corp.	614,628

	TOTAL REAL ESTATE
	INVESTMENT TRUST
(Cost $505,555)		614,628

	SHORT-TERM INVESTMENT: 3.3%
	Money Market Fund: 3.3%
796,578	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.020%(a)	796,578
	TOTAL SHORT-TERM
	INVESTMENT
(Cost $796,578)		796,578

	TOTAL INVESTMENTS
	IN SECURITIES: 100.2%
	(Cost $20,804,675)	24,201,865
	Liabilities in Excess of
	Other Assets: (0.2)%	(37,791)
	TOTAL NET
	ASSETS: 100.0%	$24,164,074

*	Non-income producing security.
(a)	Seven-day yield as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS: 94.4%

Banks: 2.4%
12,000	Signature Bank*	$996,240

Capital Goods: 14.1%
26,000	AO Smith Corp.	943,280
25,000	Donaldson
	Company, Inc.	891,500
31,000	Hexcel Corp.*	1,055,550
10,000	Hubbell, Inc.	990,000
18,000	Wabtec Corp.	961,740
4,000	W.W. Grainger, Inc.	1,008,720
		5,850,790

Commercial & Professional
Services: 4.8%
22,000	Cintas Corp.	1,001,880
17,000	Equifax, Inc.	1,001,810
		2,003,690

Consumer Durables
& Apparel: 5.0%
22,500	Jarden Corp.*	984,375
20,000	Wolverine World
	Wide, Inc.	1,092,200
		2,076,575

Consumer Services: 2.4%
40,000	Texas Roadhouse, Inc.	1,000,800

Diversified Financials: 2.5%
24,000	Raymond James
	Financial, Inc.	1,031,520

Energy: 5.1%
7,250	Core Laboratories N.V.	1,099,535
14,500	Oceaneering
	International, Inc.	1,046,900
		2,146,435

Food, Beverage & Tobacco: 4.7%
15,000	The Hain Celestial
	Group, Inc.*	974,550
15,000	Ingredion, Inc.	984,300
		1,958,850

Health Care Equipment
& Services: 7.7%
9,000	The Cooper
	Companies, Inc.	1,071,450
11,000	Henry Schein, Inc.*	1,053,250
12,000	IDEXX
	Laboratories, Inc.*	1,077,360
		3,202,060

Household & Personal
Products: 2.6%
17,500	Church &
	Dwight Co., Inc.	1,079,925

Materials: 4.6%
15,500	FMC Corp.	946,430
12,000	Sigma-Aldrich Corp.	964,320
		1,910,750

Pharmaceuticals, Biotechnology
& Life Sciences: 5.0%
33,000	Mylan, Inc.*	1,023,990
16,000	United Therapeutics
	Corp.*	1,053,120
		2,077,110

Retailing: 12.0%
20,000	Buckle, Inc.	1,040,400
15,000	Family Dollar
	Stores, Inc.	934,650
9,000	O’Reilly
	Automotive, Inc.*	1,013,580
15,000	PetSmart, Inc.	1,004,850
16,000	Ross Stores, Inc.	1,036,960
		5,030,440

Semiconductor & Semiconductor
Equipment: 2.4%
45,000	Skyworks
	Solutions, Inc.*	985,050

Software & Services: 14.3%
6,000	Alliance Data
	Systems Corp.*	1,086,180
13,500	Ansys, Inc.*	986,850
21,000	Jack Henry &
	Associates, Inc.	989,730

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited) (Continued)

Shares		Value

Software &
Services: 14.3% (Continued)
23,000	MICROS Systems, Inc.*	$992,450
17,000	Teradata Corp.*	853,910
50,000	TIBCO Software, Inc.*	1,070,000
		5,979,120

Technology Hardware
& Equipment: 2.5%
14,000	FEI Co.	1,021,860

Transportation: 2.3%
13,000	JB Hunt Transport
	Services, Inc.	939,120

TOTAL COMMON STOCKS
(Cost $35,131,337)		39,290,335

REAL ESTATE
INVESTMENT TRUST: 2.5%
15,000	Camden Property Trust	1,037,100

TOTAL REAL ESTATE
INVESTMENT TRUST
(Cost $1,007,963)		1,037,100

SHORT-TERM INVESTMENT: 2.0%

Money Market Fund: 2.0%
821,062	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.020%(a)	821,062

TOTAL SHORT-TERM
INVESTMENT
(Cost $821,062)		821,062

TOTAL INVESTMENTS
IN SECURITIES: 98.9%
(Cost $36,960,362)		41,148,497
Other Assets in Excess
of Liabilities: 1.1%		464,591

TOTAL NET
ASSETS: 100.0%		$41,613,088

*	Non-income producing security.
(a)	Seven-day yield as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS: 93.4%

Banks: 4.4%
16,125	People’s United
	Financial Inc.	$240,262

Capital Goods: 8.0%
5,825	Fortune Brands
	Home & Security, Inc.*	225,661
4,250	Joy Global, Inc.	206,252
		431,913

Commercial &
Professional Services: 8.2%
8,000	Iron Mountain, Inc.	212,880
3,925	Verisk Analytics, Inc.*	234,323
		447,203

Consumer Services: 8.2%
4,100	Las Vegas Sands Corp.	217,013
3,300	Yum! Brands, Inc.	228,822
		445,835

Energy: 12.1%
2,600	Anadarko
	Petroleum Corp.	223,418
3,725	ConocoPhillips	225,362
3,601	Phillips 66	212,135
		660,915

Food, Beverage & Tobacco: 4.1%
2,575	Philip Morris
	International, Inc.	223,047

Health Care Equipment
& Services: 4.0%
3,500	Covidien PLC	219,940

Materials: 4.0%
2,300	Airgas, Inc.	219,558

Media: 12.6%
3,925	The Madison Square
	Garden Co.*	232,556
7,225	News Corp.	235,535
9,925	Starz*	219,343
		687,434

Pharmaceuticals, Biotechnology
& Life Sciences: 4.4%
2,775	Valeant Pharmaceuticals
	International, Inc.*	238,872

Retailing: 3.9%
3,975	HSN, Inc.	213,537

Software & Services: 11.2%
8,100	Cardtronics, Inc.*	223,560
1,210	Equinix, Inc.*	223,511
9,825	Verifone Systems, Inc.*	165,158
		612,229

Technology Hardware
& Equipment: 4.2%
3,982	Motorola Solutions, Inc.	229,881

Transportation: 4.1%
1,850	Canadian Pacific
	Railway Ltd.	224,553

TOTAL COMMON STOCKS
(Cost $4,983,331)		5,095,179

REAL ESTATE
INVESTMENT TRUST: 4.2%
3,125	American Tower Corp.	228,656

TOTAL REAL ESTATE
INVESTMENT TRUST
(Cost $240,690)		228,656

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited) (Continued)

Shares	Value

SHORT-TERM INVESTMENT: 2.4%

Money Market Fund: 2.4%
131,482	Invesco Short-Term
Prime Portfolio -
Institutional Class,
0.020%(a)	$131,482

TOTAL SHORT-TERM
INVESTMENT
(Cost $131,482)	131,482

TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $5,355,503)	5,455,317
Liabilities in Excess of
Other Assets: 0.0%(b)	(2,400)

TOTAL NET
ASSETS: 100.0%	$5,452,917

*	Non-income producing security.
(a)	Seven-day yield as of June 30, 2013.
(b)	Less than 0.05%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2013 (Unaudited)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
ASSETS:
Investments in securities, at value
(Cost $20,804,675, $36,960,362,
and $5,355,503, respectively)	$24,201,865	$41,148,497	$5,455,317
Receivables:
Dividends and interest	15,117	26,919	6,399
Fund shares sold	118,231	498,874	10,00
Due from advisor, net	8,201	—	17,302
Prepaid expenses	28,950	26,291	26,260
Total assets	24,372,364	41,700,581	5,515,278

LIABILITIES:
Payables:
Investment securities purchased	146,339	—	—
Administration fees	9,710	2,429	19,336
Fund shares redeemed	—	42,729	—
Investment advisory fees, net	—	2,447	—
Custody fees	938	1,343	113
Distribution fees	8,612	1,058	719
Fund accounting fees	6,971	4,785	5,047
Transfer agent fees	9,131	6,452	8,233
Chief Compliance Officer fees	1,500	4,000	4,000
Trustee fees	1,940	1,610	1,429
Other accrued expenses	23,149	20,640	23,484
Total liabilities	208,290	87,493	62,361
NET ASSETS	$24,164,074	$41,613,088	$5,452,917

COMPONENTS OF NET ASSETS:
Paid-in capital	$20,906,800	$36,568,997	$4,997,306
Undistributed (Accumulated) net
investment income (loss)	50,971	(6,642)	12,874
Undistributed (Accumulated) net realized
gain (loss) on investments and foreign currency	(190,887)	862,598	342,923
Net unrealized appreciation on investments	3,397,190	4,188,135	99,814
Net assets	$24,164,074	$41,613,088	$5,452,917
Retail Class:
Net assets	$14,034,899	$2,198,468	$1,327,078
Shares issued and outstanding (unlimited number
of shares authorized without par value)	784,061	191,275	117,981
Net asset value, and redemption price per share	$17.90	$11.49	$11.25
Institutional Class:
Net assets	$10,129,175	$39,414,620	$4,125,839
Shares issued and outstanding (unlimited number
of shares authorized without par value)	565,309	3,422,693	365,878
Net asset value, and redemption price per share	$17.92	$11.52	$11.28

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2013 (Unaudited)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding tax
of $667, $696, and $149, respectively)	$152,057	$131,184	$27,701
Interest	239	406	76
Total investment income	152,296	131,590	27,777

EXPENSES
Investment advisory fees	54,659	109,204	11,034
Administration fees	27,792	27,327	22,958
Transfer agent fees	25,182	23,268	22,188
Fund accounting fees	21,439	21,972	21,945
Distribution fees	19,885	1,728	1,108
Registration fees	14,721	16,671	16,343
Audit fees	10,715	10,794	10,794
Reports to shareholders	5,900	7,187	7,173
Miscellaneous expenses	4,905	2,997	2,897
Chief Compliance Officer fees	4,125	4,125	4,125
Legal fees	3,793	3,778	3,887
Insurance expense	3,546	2,001	2,001
Custody fees	2,883	4,538	3,645
Trustee fees	1,695	1,892	2,006
Total expenses	201,240	237,482	132,104
Less: fees waived	(99,368)	(99,250)	(117,201)
Net expenses	101,872	138,232	14,903
Net investment income (loss)	50,424	(6,642)	12,874
REALIZED & UNREALIZED GAIN ON INVESTMENTS
& FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investments
& foreign currency	767,697	675,368	48,139
Change in net unrealized
appreciation on investments	623,669	3,673,445	73,789
Net realized and unrealized
gain on investments	1,391,366	4,348,813	121,928
Net increase in net assets
resulting from operations	$1,441,790	$4,342,171	$134,802

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2013	December 31,
	(Unaudited)	2012

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$50,424	$87,643
Net realized gain on investments	767,697	4,177,539
Change in net unrealized appreciation
(depreciation) on investments	623,669	(1,759,467)
Net increase in net assets
resulting from operations	1,441,790	2,505,715
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(87,819)
Total distributions to shareholders	—	(87,819)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares - Retail Class(1)	(5,385,072)	2,408,694
Net increase (decrease) in net assets derived from
net change in outstanding shares - Institutional Class(1)	9,328,532	(19,868,415)
Total increase (decrease) in net assets
from capital share transactions	3,943,460	(17,459,721)
Total increase (decrease) in net assets	5,385,250	(15,041,825)
NET ASSETS
Beginning of period/year	18,778,824	33,820,649
End of period/year	$24,164,074	$18,778,824
Undistributed net investment income	$50,971	$547

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2013		Year Ended
	(Unaudited)		December 31, 2012
	Shares	Value	Shares	Value
Retail Class
Shares sold	174,960	$3,084,703	1,299,028	$4,429,057
Shares issued in
reinvestment of distributions	—	—	2,712	44,340
Shares redeemed(2)	(477,619)	(8,469,775)	(1,155,174)	(2,064,703)
Net increase (decrease)	(302,659)	$(5,385,072)	146,566	$2,408,694

(2)	Net of redemption fees of $379 and $545, respectively.

	Six Months Ended
	June 30, 2013		Year Ended
	(Unaudited)		December 31, 2012
	Shares	Value	Shares	Value
Institutional Class
Shares sold	536,012	$9,537,422	—	$—
Shares issued in
reinvestment of distributions	—	—	286	4,674
Shares redeemed(3)	(11,485)	(208,890)	(1,278,835)	(19,873,089)
Net increase (decrease)	524,527	$9,328,532	(1,278,549)	$(19,868,415)

(3)	Net of redemption fees of $450 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	June 30, 2013	December 31,
	(Unaudited)	2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(6,642)	$(3,302)
Net realized gain (loss) on investments	675,368	(2,065)
Change in net unrealized appreciation on investments	3,673,445	514,690
Net increase in net assets
resulting from operations	4,342,171	509,323
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares - Retail Class(1)	1,649,825	405,480
Net increase in net assets derived from net
change in outstanding shares - Institutional Class(1)	4,809,431	29,896,858
Total increase in net assets
from capital share transactions	6,459,256	30,302,338
Total increase in net assets	10,801,427	30,811,661
NET ASSETS
Beginning of period	30,811,661	—
End of period	$41,613,088	$30,811,661
Accumulated net investment loss	$(6,642)	$—

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2013		Period Ended
	(Unaudited)		December 31, 2012*
	Shares	Value	Shares	Value
Retail Class
Shares sold	197,177	$2,149,989	40,304	$405,480
Shares redeemed(2)	(46,206)	(500,164)	—	—
Net increase	150,971	$1,649,825	40,304	$405,480

(2)	Net of redemption fees of $368 and $0, respectively.

	Six Months Ended
	June 30, 2013		Period Ended
	(Unaudited)		December 31, 2012*
	Shares	Value	Shares	Value
Institutional Class
Shares sold	496,014	$5,498,210	3,007,546	$30,087,857
Shares redeemed(3)	(61,950)	(688,779)	(18,917)	(190,999)
Net increase	434,064	$4,809,431	2,988,629	$29,896,858

(3)	Net of redemption fees of $2,339 and $1,929, respectively.
*	Fund commenced operations on October 31, 2012.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	June 30, 2013	December 31,
	(Unaudited)	2012*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$12,874	$3,451
Net realized gain on investments	48,139	13,522
Change in net unrealized appreciation on investments	73,789	26,025
Net increase in net assets
resulting from operations	134,802	42,998
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(4,423)
Total distributions to shareholders	—	(4,423)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares - Retail Class(1)	847,663	437,825
Net increase in net assets derived from net
change in outstanding shares - Institutional Class(1)	2,749,044	1,245,008
Total increase in net assets
from capital share transactions	3,596,707	1,682,833
Total increase in net assets	3,731,509	1,721,408
NET ASSETS
Beginning of period	1,721,408	—
End of period	$5,452,917	$1,721,408
Undistributed net investment income	$12,874	$—

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2013		Period Ended
	(Unaudited)		December 31, 2012*
	Shares	Value	Shares	Value
Retail Class
Shares sold	114,577	$1,294,625	43,371	$437,144
Shares redeemed(2)	(40,034)	(446,962)	67	681
Net increase	74,543	$847,663	43,438	$437,825

(2)	Net of redemption fees of $148 and $0, respectively.

	Six Months Ended
	June 30, 2013		Period Ended
	(Unaudited)		December 31, 2012*
	Shares	Value	Shares	Value
Institutional Class
Shares sold	248,933	$2,828,532	123,503	$1,241,540
Shares redeemed	(6,900)	(79,488)	342	3,468
Net increase	242,033	$2,749,044	123,845	$1,245,008

*	Fund commenced operations on October 31, 2012.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

RETAIL CLASS
	Six Months
	Ended					Period
	June 30,					Ended
	2013		Year Ended December 31,			December 31,
	(Unaudited)		2012	2011	2010	2009*
Net asset value,
beginning of period/year	$16.66		$14.97	$14.64	$13.35	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(1)	0.08 (1)	0.08 (1)	0.08 (1)	0.03
Net realized and unrealized
gain on investments	1.21		1.69	0.33	1.28	3.35
Total from investment operations	1.24		1.77	0.41	1.36	3.38

LESS DISTRIBUTIONS:
From net investment income	—		(0.08)	(0.08)	(0.07)	(0.03)
Paid-in capital from
redemption fees (Note 2)(2)	0.00		0.00	0.00	0.00	0.00
Net asset value,
end of period/year	$17.90		16.66	$14.97	$14.64	$13.35
Total Return	7.44	%^	11.81%	2.79%	10.18%	33.76	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$14.0		$18.1	$14.1	$11.7	$5.7
Portfolio turnover rate	32	%^	52%	31%	69%	38	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.91	%+	1.97%	1.42%	2.10%	8.15	%+
After fees waived
and expenses absorbed	1.00	%+	1.00%	1.00%	1.06%#	1.25	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.54	)%+	(0.46)%	0.13%	(0.47)%	(6.39	)%+
After fees waived
and expenses absorbed	0.37	%+	0.51%	0.55%	0.57%	0.51	%+

*	The Fund and the Retail Class shares commenced operations on March 31, 2009.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.01 per share.
+	Annualized.
^	Not annualized.
#	Effective April 30, 2010 the Advisor has contractually agreed to limit the Retail Class shares annual ratio of expenses to 1.00% of the Retail Class daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	June 30,		Year Ended		Period Ended
	2013		December 31,		December 31,
	(Unaudited)		2012	2011	2010*
Net asset value, beginning of period/year	$16.64		$14.97	$14.64	$13.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.06		0.01	0.12	0.10
Net realized and unrealized
gain on investments	1.22		1.78	0.33	0.98
Total from investment operations	1.28		1.79	0.45	1.08

LESS DISTRIBUTIONS:
From net investment income	—		(0.12)	(0.12)	(0.10)
Paid-in capital from redemption
fees (Note 2)	0.00	(2)	—	—	—
Net asset value, end of period/year	$17.92		$16.64	$14.97	$14.64
Total Return	7.69	%^	11.94%	3.04%	7.88	%^

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$10.1		$0.7	$19.7	$18.6
Portfolio turnover rate	32	%^	52%	31%	69	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.66	%+	1.72%	1.17%	1.39	%+
After fees waived and expenses absorbed	0.75	%+	0.75%	0.75%	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.19	)%+	(0.93)%	0.36%	0.42	%+
After fees waived and expenses absorbed	0.72	%+	0.04%	0.78%	1.06	%+

*	Institutional Class shares have been offered since April 30, 2010.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

RETAIL CLASS

	Six Months
	Ended
	June 30,		Period Ended
	2013		December 31,
	(Unaudited)		2012*
Net asset value, beginning of period	$10.16		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	(0.01)		0.03
Net realized and unrealized gain on investments	1.34		0.13
Total from investment operations	1.33		0.16

LESS DISTRIBUTIONS:
Paid-in capital from redemption fees (Note 2)	0.00	(2)	—
Net asset value, end of period	$11.49		$10.16
Total Return	13.09	%^	1.60	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$2.2		$0.4
Portfolio turnover rate	22	%^	0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.54	%+	3.83	%+
After fees waived and expenses absorbed	1.00	%+	1.00	%+

RATIO OF NET INVESTMENT LOSS TO
AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.75	)%+	(0.95	)%+
After fees waived and expenses absorbed	(0.21	)%+	1.88	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.01 per share.
+	Annualized.
^	Not annualized.
‡	Less than 0.5%

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

INSTITUTIONAL CLASS

	Six Months
	Ended
	June 30,		Period Ended
	2013		December 31,
	(Unaudited)		2012*
Net asset value, beginning of period	$10.17		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)(3)	(0.00)		(0.00)
Net realized and unrealized gain on investments	1.35		0.17
Total from investment operations	1.35		0.17

LESS DISTRIBUTIONS:
Paid-in capital from redemption fees (Note 2)(2)	0.00		0.00
Net asset value, end of period	$11.52		$10.17
Total Return	13.27	%^	1.70	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$39.4		$30.4
Portfolio turnover rate	22	%^	0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.29	%+	3.58	%+
After fees waived and expenses absorbed	0.75	%+	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.57	)%+	(3.12	)%+
After fees waived and expenses absorbed	(0.03	)%+	(0.29	)%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.01 per share.
(3)	Less than $(0.01) per share.
+	Annualized.
^	Not annualized.
‡	Less than 0.5%

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

RETAIL CLASS

	Six Months
	Ended
	June 30,		Period Ended
	2013		December 31,
	(Unaudited)		2012*
Net asset value, beginning of period	$10.29		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.03		0.03
Net realized and unrealized gain on investments	0.93		0.29
Total from investment operations	0.96		0.32

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)
Paid-in capital from redemption fees (Note 2)	0.00	(2)	—
Net asset value, end of period	$11.25		$10.29
Total Return	9.33	%^	3.15	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$1.3		$0.4
Portfolio turnover rate	13	%^	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	7.38	%+	21.16	%+
After fees waived and expenses absorbed	1.00	%+	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(5.91	)%+	(18.68	)%+
After fees waived and expenses absorbed	0.47	%+	1.48	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

INSTITUTIONAL CLASS

	Six Months
	Ended
	June 30,		Period Ended
	2013		December 31,
	(Unaudited)		2012*
Net asset value, beginning of period	$10.29		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.04		0.03
Net realized and unrealized gain on investments	0.95		0.29
Total from investment operations	0.99		0.32

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)
Net asset value, end of period	$11.28		$10.29
Total Return	9.62	%^	3.18	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$4.1		$1.3
Portfolio turnover rate	13	%^	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	7.13	%+	20.91	%+
After fees waived and expenses absorbed	0.75	%+	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(5.61	)%+	(18.63	)%+
After fees waived and expenses absorbed	0.77	%+	1.53	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Funds commenced operations on March 31, 2009, October 31, 2012, and October 31, 2012, respectively.

The Funds offer Retail Class and Institutional Class shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains losses on investments, are allocated to each class of shares based on its relative net assets.

The Funds’ investment objectives are to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At June 30, 2013, the Funds did not hold fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds record transfers at the end of each reporting period. The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013. See the Schedule of Investments for industry breakouts.

Congress Large Cap Growth Fund:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,790,659	$—	$—	$22,790,659
Real Estate Investment Trust	614,628	—	—	614,628
Short-Term Investment	796,578	—	—	796,578
Total Investments in Securities	$24,201,865	$—	$—	$24,201,865

Congress Mid Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$39,290,335	$—	$—	$39,290,335
Real Estate Investment Trust	1,037,100	—	—	1,037,100
Short-Term Investment	821,062	—	—	821,062
Total Investments in Securities	$41,148,497	$—	$—	$41,148,497

Congress All Cap Opportunity Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$5,095,179	$—	$—	$5,095,179
Real Estate Investment Trust	228,656	—	—	228,656
Short-Term Investment	131,482	—	—	131,482
Total Investments in Securities	$5,455,317	$—	$—	$5,455,317

There were no transfers into or out of Levels 1, 2, or 3 during the six months ended June 30, 2013 for the Funds.

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provisions for federal income taxes or excise taxes have been made.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.  At December 31, 2012, Congress Large Cap Growth Fund had post October losses of $86,009.  At December 31, 2012, the following capital loss carry-forwards were available:

Congress Large Cap Growth Fund:

Expiration	Amount
12/31/2018	$872,575
$872,575

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year (2010-2012), or expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Funds’ net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds retain the fee charged as paid-in-capital and such fees become part of the Funds’ daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds’ have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

I.
Recently Issued Accounting Pronouncement.  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management has evaluated and adopted ASU 2011-11 and determined there is no impact to the Funds.

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management has evaluated and adopted ASU 2013-01 and determined there is no impact to the Funds.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Agreement”) for each fund.  Under each Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee.  For the Congress Large Cap Growth Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  For the Congress Mid Cap Growth Fund and the Congress All Cap Opportunity Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Funds.  For the six months ended June 30, 2013, the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund incurred $54,659, $109,204, and $11,034, in advisory fees, respectively.

The Advisor has contractually agreed to limit each Fund’s Retail Class annual ratio of expenses to 1.00% and each Fund’s Institutional Class annual ratio of expenses to 0.75% of the Fund’s average daily net assets.  For the six months ended June 30, 2013, the Advisor waived $99,368, $99,250 and $117,201 in fees for the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund, respectively.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At June 30, 2013, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Congress Large Cap Growth Fund:

Expiration	Amount
December 31, 2013	$166,354
December 31, 2014	139,524
December 31, 2015	183,699
December 31, 2016	99,368
$588,945
Congress Mid Cap Growth Fund:

Expiration	Amount
December 31, 2015	$48,344
December 31, 2016	99,250
$147,594
Congress All Cap Opportunity Fund:

Expiration	Amount
December 31, 2015	$45,905
December 31, 2016	117,201
$163,106

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustee’s review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant; coordinates the preparation and

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

payment of Fund expenses and reviews the Funds’ expense accruals.  The Officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration and Chief Compliance Officer services for the six months ended June 30, 2013 are disclosed in the statement of operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class shares of each fund.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities.  For the six months ended June 30, 2013, the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund incurred $19,885, $1,728, and $1,108 in distribution fees, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the for the six months ended June 30, 2013 were as follows:

Fund	Purchases	Sales
Congress Large Cap Growth Fund	$10,107,017	$6,736,419
Congress Mid Cap Growth Fund	14,488,492	7,935,725
Congress All Cap Growth Fund	43,397,712	467,456

There were no purchases or sales of long-term U.S. Government securities for the period ended June 30, 2013.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows:

	Congress	Congress	Congress
	Large Cap	Mid Cap	All Cap
	Growth	Growth	Opportunity
	Fund	Fund	Fund
Cost of investments	$20,804,675	$36,780,685	$5,070,719
Gross unrealized appreciation
on investments	3,576,238	4,729,917	577,989
Gross unrealized depreciation
on investments	(179,048)	(362,105)	(193,391)
Net unrealized appreciation
on investments	$3,397,190	$4,367,812	$384,598

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid from the Funds during the six months ended June 30, 2013 and the year ended December 31, 2012, were as follows:

Congress Large Cap Growth Fund:
	2013	2012
Distributions paid from:
Ordinary Income	$—	$87,819
	$—	$87,819
Congress All Cap Opportunity Fund:
	2013	2012
Distributions paid from:
Ordinary Income	$—	$4,423
	$—	$4,423

The Congress Mid Cap Growth Fund had no distributions during the six months ended June 30, 2013 or year ended December 31, 2012.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

As of December 31, 2012, the components of the accumulated earnings/(losses) on a tax basis were as follows:

	Congress	Congress	Congress
	Large Cap	Mid Cap	All Cap
	Growth	Growth	Opportunity
	Fund	Fund	Fund
Net unrealized appreciation	$2,773,521	$694,367	$310,809
Undistributed ordinary income	547	—	10,000
Undistributed long-term
capital gain	—	7,553	—
Total distributable earnings	547	7,553	10,000
Other accumulated gains/(losses)	(958,584)	—	—
Total accumulated gains	$1,815,484	$701,920	$320,809

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Congress Large Cap Growth Fund a credit facility to be used for temporary or extraordinary purposes related to Fund redemptions. The maximum amounts available for the Fund is $1,700,000.  Effective July 1, 2013, the maximum amount available for the Fund was increased to $2,000,000.  During the six months ended June 30, 2013, the Fund did not draw on the line of credit and there was no loan payable balance for the Fund at June 30, 2013.

CONGRESS FUNDS

EXPENSE EXAMPLE For the Six Months Ended June 30, 2013 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; distribution fees and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/13 - 6/30/13).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The examples below include, but are not limited to, investment advisory fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expenses or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the examples, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses

CONGRESS FUNDS

EXPENSE EXAMPLE For the Six Months Ended June 30, 2013 (Unaudited) (Continued)

shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Congress Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/13	6/30/13	1/1/13 – 6/30/13
Retail Class Actual	$1,000.00	$1,074.40	$5.14	(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01	(1)
Institutional Class Actual	$1,000.00	$1,076.90	$3.86	(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76	(2)

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(2)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Congress Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/13	6/30/13	1/1/13 – 6/30/13
Retail Class Actual	$1,000.00	$1,131.90	$5.28	(3)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01	(3)
Institutional Class Actual	$1,000.00	$1,132.70	$3.97	(4)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76	(4)

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(4)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

EXPENSE EXAMPLE For the Six Months Ended June 30, 2013 (Unaudited) (Continued)

Congress All Cap Opportunity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/13	6/30/13	1/1/13 – 6/30/13
Retail Class Actual	$1,000.00	$1,093.30	$5.19	(5)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01	(5)
Institutional Class Actual	$1,000.00	$1,096.20	$3.90	(6)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76	(6)

(5)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(6)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.congressasset.com.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund

Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund

Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress All Cap Opportunity Fund

Retail Class	Institutional Class
Symbol – CACOX	Symbol – IACOX
CUSIP – 74316J482	CUSIP – 74316J474

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
Elaine E Richards, President

Date  8/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
Elaine E Richards, President

Date  8/26/2013

By (Signature and Title) /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date  8/26/2013
* Print the name and title of each signing officer under his or her signature.